UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                        Washington, D.C.  20549

                                               FORM 13F

                                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:


                                              Short Hills, NJ            5/15/03
-------------------------------------         ---------------            -------
           [Signature]                        [City, State]                Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              55

Form 13F Information Table Value Total:              $ 207,504
                                                    (thousands)

List of Other Included Managers  NONE

               COLUMN 1                      COLUMN 2          COLUMN 3      COLUMN 4           COLUMN 5

                                                                               VALUE      SHRS OR    SH/  PUT/
            NAME OF ISSUER                TITLE OF CLASS        CUSIP        (x$1000)     PRN AMT    PRN  CALL

White Mountains Insurance Group Ltd.   COM                    G9618E107            3,128      9,200  SH
Alleghany Corp. DEL                    COM                    017175100            2,589     15,812  SH
Andrew Corp.                           COM                    034425108            3,300    600,000  SH
Arch Wireless, Inc.                    COM                    039392600              849    331,456  SH
Atwood Oceanics, Inc.                  COM                    050095108            1,959     77,600  SH
Beverly Enterprises Inc.               COM NEW                087851309            1,687    835,300  SH
Bristol-Myers Squibb Co.               COM                    110122108            4,226    200,000  SH
CIT Group Inc.                         COM                    125581108           12,224    725,000  SH
Canada Life Financial Corp.            COM                    135113108            2,954    100,000  SH
Charming Shoppes, Inc.                 COM                    161133103            1,050    300,000  SH
City Investing Co. Liquidating Trust   Unit Ben Int           177900107              693    362,600  SH
Dillards Inc.                          CL A                   254067101            1,292    100,000  SH
Dow Jones & Company, Inc.              COM                    260561105            3,544    100,000  SH
Edison International                   COM                    281020107            1,369    100,000  SH
Enstar Group Inc.                      COM                    29358R107            3,786    102,715  SH
Federated Department Stores, Inc. DEL  COM                    31410H101            7,005    250,000  SH
First Niagara Financial Group          COM                    33582V108              353     30,000  SH
Florida East Coast Industries Inc.     CL A                   340632108            2,411     98,600  SH
Florida East Coast Industries Inc.     CL B                   340632207            7,329    304,100  SH
Foot Locker, Inc.                      COM                    344849104            2,675    250,000  SH
Gaylord Entertainment Co. New          COM                    367905106              449     25,000  SH
Gencorp Inc.                           COM                    368682100            3,438    550,000  SH
Grant Prideco, Inc.                    COM                    38821G101            1,809    150,000  SH
Grupo TMM SA DE CV                     SP ADR A SHS           40051D105              786    200,000  SH
Harris Corp.                           COM                    413875105            1,250     45,000  SH
Helmerich & Payne Inc.                 COM                    423452101           14,732    575,000  SH
Honeywell International Inc.           COM                    438516106            7,198    337,000  SH
Huttig Building Products, Inc.         COM                    448451104              779    382,000  SH
Janus Capital Group Inc.               COM                    47102X105            1,709    150,000  SH
Kindred Healthcare, Inc.               COM                    494580103            3,409    301,375  SH
Knight Ridder Inc.                     COM                    499040103           11,700    200,000  SH
Knight Trading Group Inc.              COM                    499063105            1,950    500,000  SH
Koger Equity Inc.                      COM                    500228101            1,372     89,700  SH
Liberty Media Corp. New                COM SER A              530718105           10,703  1,100,000  SH
Louisiana-Pacific Corp.                COM                    546347105            3,489    440,000  SH
Medallion Financial Corp.              COM                    583928106            1,047    258,600  SH
NUI Corp                               COM                    629431107              657     45,000  SH
Nashua Corporation                     COM                    631226107            1,435    161,200  SH
Newhall Land & Farming Co. CAL         Depositary Receipts    651426108            5,378    185,000  SH
Optimal Robotics Corp.                 CL A                   68388R208              115     20,000  SH
PG&E Corporation                       COM                    69331C108            2,018    150,000  SH
PNC Financial Services Group Inc.      COM                    693475105            8,476    200,000  SH
PerkinElmer, Inc.                      COM                    714046109              933    105,000  SH
Premcor Inc.                           COM                    74045Q104           15,067    586,500  SH
Saxon Capital Inc.                     COM                    80556P302            7,054    530,000  SH
Schering-Plough Corp.                  COM                    806605101            1,560     87,500  SH
Sears Roebuck & Co.                    COM                    812387108            1,208     50,000  SH
Sotheby's Holdings, Inc.               CL A                   835898107            2,295    250,000  SH
Southern Union Company New             COM                    844030106            5,510    453,486  SH
Southwest Gas Corp.                    COM                    844895102            1,856     91,200  SH
Stage Stores, Inc.                     COM                    85254C305            1,271     60,000  SH
TYCO International Ltd. New            COM                    902124106           10,288    800,000  SH
United Industrial Corp.                COM                    910671106            1,556    125,000  SH
Ventas Inc.                            COM                    92276F100            3,770    325,000  SH
Washington Post Company                CL B                   939640108            6,814     10,000  SH



(TABLE CONTINUED)

               COLUMN 1                    COLUMN 6      COLUMN 7            COLUMN 8

                                          INVESTMENT      OTHER          VOTING AUTHORITY
            NAME OF ISSUER                DISCRETION     MANAGERS     SOLE    SHARED     NONE

White Mountains Insurance Group Ltd.         SOLE                      9,200
Alleghany Corp. DEL                          SOLE                     15,812
Andrew Corp.                                 SOLE                    600,000
Arch Wireless, Inc.                          SOLE                     331456
Atwood Oceanics, Inc.                        SOLE                     77,600
Beverly Enterprises Inc.                     SOLE                    835,300
Bristol-Myers Squibb Co.                     SOLE                    200,000
CIT Group Inc.                               SOLE                    725,000
Canada Life Financial Corp.                  SOLE                    100,000
Charming Shoppes, Inc.                       SOLE                    300,000
City Investing Co. Liquidating Trust         SOLE                    362,600
Dillards Inc.                                SOLE                    100,000
Dow Jones & Company, Inc.                    SOLE                    100,000
Edison International                         SOLE                    100,000
Enstar Group Inc.                            SOLE                    102,715
Federated Department Stores, Inc. DEL        SOLE                    250,000
First Niagara Financial Group                SOLE                     30,000
Florida East Coast Industries Inc.           SOLE                     98,600
Florida East Coast Industries Inc.           SOLE                    304,100
Foot Locker, Inc.                            SOLE                    250,000
Gaylord Entertainment Co. New                SOLE                     25,000
Gencorp Inc.                                 SOLE                    550,000
Grant Prideco, Inc.                          SOLE                    150,000
Grupo TMM SA DE CV                           SOLE                    200,000
Harris Corp.                                 SOLE                     45,000
Helmerich & Payne Inc.                       SOLE                    575,000
Honeywell International Inc.                 SOLE                    337,000
Huttig Building Products, Inc.               SOLE                    382,000
Janus Capital Group Inc.                     SOLE                    150,000
Kindred Healthcare, Inc.                     SOLE                    301,375
Knight Ridder Inc.                           SOLE                    200,000
Knight Trading Group Inc.                    SOLE                    500,000
Koger Equity Inc.                            SOLE                     89,700
Liberty Media Corp. New                      SOLE                  1,100,000
Louisiana-Pacific Corp.                      SOLE                    440,000
Medallion Financial Corp.                    SOLE                    258,600
NUI Corp                                     SOLE                     45,000
Nashua Corporation                           SOLE                    161,200
Newhall Land & Farming Co. CAL               SOLE                    185,000
Optimal Robotics Corp.                       SOLE                     20,000
PG&E Corporation                             SOLE                    150,000
PNC Financial Services Group Inc.            SOLE                    200,000
PerkinElmer, Inc.                            SOLE                    105,000
Premcor Inc.                                 SOLE                    586,500
Saxon Capital Inc.                           SOLE                    530,000
Schering-Plough Corp.                        SOLE                     87,500
Sears Roebuck & Co.                          SOLE                     50,000
Sotheby's Holdings, Inc.                     SOLE                    250,000
Southern Union Company New                   SOLE                    453,486
Southwest Gas Corp.                          SOLE                     91,200
Stage Stores, Inc.                           SOLE                     60,000
TYCO International Ltd. New                  SOLE                    800,000
United Industrial Corp.                      SOLE                    125,000
Ventas Inc.                                  SOLE                    325,000
Washington Post Company                      SOLE                     10,000